Business, Liquidity and Summary of Significant Accounting Policies (Detail Textuals) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2014	Feb. 24, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2012	Jun. 30, 2008
Business, Going Concern And Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit			$ (337,788)	$ (331,311)	$ (336,470)			$ (110,400)
Working capital surplus (deficit)			600		1,270
Cash			1,824	$ 909	$ 726	$ 4,317	$ 216
Aggregate principal and interest amount of promissory notes		$ 1,500	$ 1,479
Number of shares issuable through promissory notes		2,000,000
Sale of warrants to purchase one share of common stock	6,000,000
Exercise price of warrants	$ 0.75		$ 1.19	$ 1.29	$ 1.19		$ 1.71
Proceeds from sales of common shares and warrants, net	$ 6,000
Interest rate on notes payable			10.00%
Licensing revenue | MiNA
Business, Going Concern And Summary Of Significant Accounting Policies [Line Items]
Licenses Revenue			$ 500
Licensing revenue | Arcturus
Business, Going Concern And Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage				38.00%
Licensing revenue | Tekmira
Business, Going Concern And Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage				9.00%
Licensing revenue | Mirna
Business, Going Concern And Summary Of Significant Accounting Policies [Line Items]
Licenses Revenue				$ 2,100
Concentration Risk, Percentage				53.00%
Series C Preferred Stock
Business, Going Concern And Summary Of Significant Accounting Policies [Line Items]
Sale of Series C Convertible Preferred Stock to purchase one share of common stock	1,200
Sale of warrants to purchase one share of common stock	6,000,000
Exercise price of warrants	$ 0.75
Proceeds from sales of common shares and warrants, net	$ 6,000